CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income / (Loss) [Member]	Accumulated Deficit [Member]
Balance as at Dec. 31, 2012	$ 238,758	$ 322	$ 263,537	$ 0	$ (25,101)
Balance of shares as at Dec. 31, 2012		32,191,964
Net income / (loss)	(57,346)				(57,346)
Issuance of common stock, shares		2,859,603
Issuance of common stock, net of issuance costs	12,356	$ 28	12,328
Compensation cost on restricted stock (Note 10)	371		371
Actuarial gain/ (loss)	0
Dividends declared and paid	(29,674)				(29,674)
Balance as at Dec. 31, 2013	164,465	$ 350	276,236	0	(112,121)
Balance of shares as at Dec. 31, 2013		35,051,567
Net income / (loss)	3,238				3,238
Issuance of common stock, net of issuance costs	96,001	$ 377	95,624
Issuance of common stock, shares		37,745,982
Compensation cost on restricted stock (Note 10)	341	$ 4	337
Issuance of restricted stock, and compensation cost on restricted stock (Note 10), shares		361,442
Actuarial gain/ (loss)	(68)			(68)
Dividends declared and paid	(7,534)				(7,534)
Balance as at Dec. 31, 2014	256,443	$ 731	372,197	(68)	(116,417)
Balance of shares as at Dec. 31, 2014		73,158,991
Net income / (loss)	(17,531)				(17,531)
Compensation cost on restricted stock (Note 10)	928	$ 8	920
Issuance of restricted stock, and compensation cost on restricted stock (Note 10), shares		731,590
Actuarial gain/ (loss)	73			73
Dividends declared and paid	(739)				(739)
Balance as at Dec. 31, 2015	$ 239,174	$ 739	$ 373,117	$ 5	$ (134,687)
Balance of shares as at Dec. 31, 2015		73,890,581